6 Bonds and Securities	12 Months Ended
Dec. 31, 2019
Bonds And Securities [Abstract]
Bonds and Securities

6      Bonds and Securities

The Company hold securities that yield variable interest rates. The term of these securities ranges from 1 to 52 months from the end of the reporting period.

Category	Index	12.31.2019	12.31.2018
Quotas in Funds (a)	CDI	225,804	286,855

Bank Deposit Certificates - CDB	95.0% to 101% of CDI	50,216	50,629
Committed Operation	96.5% to 100% of CDI	3,632	6,116
National Treasury Bills - LTN	CDI	1,696	-
Financial Treasury Bonds - LFT	Selic	733	696
		282,081	344,296
	Current	3,112	124,862
	Noncurrent	278,969	219,434
Interbank Deposit Certificate - CDI
Interest rate equivalent to the reference rate of the Special System for Settlement and Custody - Selic
(a) These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.